Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS
11.	INTANGIBLE ASSETS

Development
costs
US$
Cost
At January 1, 2024	24,925,472
Additions	1,397,149
Exchange realignment	(603,511)

At December 31, 2024 and January 1, 2025	25,719,110
Additions	769,428
Write off	(22,666,208)
Exchange realignment	840,412

At December 31, 2025	4,662,742

Accumulated amortization and impairment
At January 1, 2024	17,631,389
Amortization provided during the year	3,021,933
Impairment provided during the year	4,541,074
Exchange realignment	(493,269)

At December 31, 2024 and January 1, 2025	24,701,127
Amortization provided during the year	103,513
Write off	(21,472,962)
Exchange realignment	705,205

At December 31, 2025	4,036,883

Net carrying amount
At December 31, 2025	625,859

At December 31, 2024	1,017,983

During the year ended December 31, 2025, a written off of intangible assets with net book value of US$1,193,246 was recognized as certain development projects were abandoned as a result of changes in the Company’s technology development investment strategy.

As at December 31, 2024, due to the uncertainty in the global economic outlook and the net assets of the Company being more than its market capitalization, the Group performed an impairment test for the cash generating unit (“CGU”) containing the intangible assets. The recoverable amount of the CGU that included the intangible assets was determined based on a value in use calculation using cash flow projections based on financial budgets approved by senior management covering a three-year period. The discount rate applied in the cash flow projections was 18%.

Based on the impairment test, the carrying amount of the intangible assets was impaired by US$4,541,074 and no impairment loss was allocated to the property and equipment and right-of-use assets included in the CGU as the recoverable amounts of these assets were higher than their carrying amounts. The impairment loss recognized was included in “General, administrative and other operating expenses” in the consolidated statement of profit or loss.

During the year ended December 31, 2023, an impairment loss of US$3,105,507 was recognized as certain development projects were abandoned as a result of changes in the Company’s technology development investment strategy.